RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RECLAMATION PROVISION
non-current, beginning of year	$ 1,049,238
Current, beginning of year	24,266
Reclassification from non-current to current, end of year	(58,579)	$ (24,266)
non-current, end of year	1,026,628	1,049,238
Asset retirement obligation
RECLAMATION PROVISION
non-current, beginning of year	1,040,003	865,319
Current, beginning of year	22,570	22,127
Current year additions and changes in estimate, net	89,017	127,413
Current year accretion	33,815	32,906
Liabilities settled	(14,976)	(9,085)
Foreign exchange revaluation	(93,672)	23,893
Reclassification from non-current to current, end of year	(56,909)	(22,570)
non-current, end of year	1,019,848	1,040,003
Environmental remediation liability
RECLAMATION PROVISION
non-current, beginning of year	9,235	13,009
Current, beginning of year	1,696	1,381
Liabilities settled	(1,664)	(3,737)
Foreign exchange revaluation	(817)	278
Reclassification from non-current to current, end of year	(1,670)	(1,696)
non-current, end of year	$ 6,780	$ 9,235
Minimum | Discount rate
RECLAMATION PROVISION
Discount rate used	2.80%	2.69%
Maximum | Discount rate
RECLAMATION PROVISION
Discount rate used	4.35%	4.27%